SCHEDULE OF OPERATING LEASE RIGHT-OF-USE ASSET, NET (Details) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Property, Plant, and Equipment [Line Items]
At cost	$ 1,468	$ 1,424
Less: accumulated amortization	(452)	(383)
Right-of-use asset, net	1,016	1,041
Leasehold Land [Member]
Property, Plant, and Equipment [Line Items]
At cost	$ 1,468	$ 1,424